Impairment Loss (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014 item	Dec. 31, 2013
Impairment Loss
Impairment loss	$ 0
ZIM
Impairment Loss
Impairment loss		19,000,000
Number of vessels whose charterparties were revised	6
Unsecured notes maturity term	9 years
Receivable	$ 25,765,000	$ 25,765,000